Mezzanine Equity And Stockholders' Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Temporary Equity And Permanent Equity [Abstract]
Mezzanine Equity And Stockholders' Deficit
NOTE 10 — MEZZANINE EQUITY AND STOCKHOLDERS’ DEFICIT
Authorized Capital
In September 2022, the Company filed the Fourth Amended and Restated Certificate of Incorporation (the “Restated Certificate”). Such Restated Certificate shall, among other things: (i) terminate the Series C Convertible Preferred Stock, par value $0.001 per share, (ii) create a new Series
C-1
Convertible Preferred Stock, par value $0.001 per share, having the terms set forth in the Restated Certificate; and (iii) create a new Series
C-2
Convertible Preferred Stock, par value $0.001 per share. As a result of the amendment, the total amount of shares of stock which the Company had authority to issue was 240,000,000 shares of common stock with a par value of $0.001 per share, and 171,090,521 shares of Preferred Stock, with 19,968,051 designated to Series A Convertible Preferred Stock (“Series A Preferred Stock”), and 34,622,470 designated to Series B Convertible Preferred Stock (“Series B Preferred Stock”), and 41,000,000 designated to Series
C-1
Convertible Preferred Stock (“Series
C-1
Preferred Stock”), and 75,500,000 designated to Series
C-2
Convertible Preferred Stock (“Series
C-2
Preferred Stock”).
Common Stock
Each share of common stock is entitled to one vote at all meetings of stockholders provided that, except as otherwise required by law, holders of common stock shall not be entitled to vote on any amendment to the Certificate of Incorporation that relates solely to the terms of one or more outstanding series of preferred stock if the holders of such affected series are entitled, either separately or together with the holders of one or more other such series, to vote thereon pursuant to the Certificate of Incorporation.
Preferred Stock
Since the preferred stock may be redeemed at the option of the holder, but is not mandatorily redeemable, the redeemable preferred stock has been classified as mezzanine equity and initially recognized at fair value of the proceeds on the date of issuance less issuance costs.

Series A Preferred Stock, Series
C-1
Preferred Stock, and Series
C-2
Preferred Stock accrue cumulative dividends at a per annum rate of 7% calculated on the original issue price of $0.2203, $0.2130, and $0.1712 per share (the “Original Issue Price”), respectively. Such dividends accrue on each share of preferred stock commencing on the date of issuance. Accrued dividends are not to be paid, other than upon a liquidation event or a redemption of the preferred stock unless so declared by the Board, in which case the dividends so declared and paid shall reduce the dividends accrued on the preferred stock. In addition, in the event the Company pays a dividend on its common stock, it must first pay accrued dividends on preferred stock and then pay a dividend equivalent to the dividend on its common stock. As of March 31, 2023, the Company has accrued dividends of $3,329,887, $28,186, and $456,472 for Series A Preferred Stock, Series
C-1
Preferred Stock and Series
C-2
Preferred Stock, respectively. As of December 31, 2022, the Company has accrued dividends of $3,254,803, $9,470, and $239,104 for Series A Preferred Stock, Series
C-1
Preferred Stock and Series
C-2
Preferred Stock, respectively. The Company accrued dividends of $75,084, $18,716, and $217,368 for Series A Preferred Stock, Series
C-1
Preferred Stock, and Series
C-2
Preferred Stock during the three months ended March 31, 2023. The Company accrued dividends of $76,981 for Series A Preferred Stock during the three months ended March 31, 2022.
Each share of preferred stock is convertible into one share of common stock at any time, at the holder’s option, subject to adjustments for stock dividends, splits, combinations, certain issuances at prices below the issue price of preferred stock, and certain other events. Holders of preferred stock are entitled to cast the number of votes equal to the number of shares of common stock into which shares are convertible. The holders of Series A Preferred Shares, exclusively and as a separate class, are entitled to elect one director of the Company. The holders of common stock, exclusively and as a separate class, are entitled to elect one director of the Company who must be the then-sitting Chief Executive Officer of the Company and one director shall be selected and nominated by the then-sitting directors of the Company.
In the event of any distributions in cash or other property prior to a Deemed Liquidation Event as defined in the Restated Certificate, 70% of the distributions shall be paid ratably to the holders of Series B Preferred Stock, before any payment made to the holders of Series
C-1
Preferred Stock, Series
C-2
Preferred Stock, Series A Preferred Stock and common stock.
In the event of the liquidation or dissolution of the Company, the holders of Series
C-1
Preferred Stock and Series
C-2
Preferred Stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to the Company’s stockholders before any payment shall be made to the holders of Series A Preferred Stock, Series B Preferred Stock and common stock at the Original Issue Price per share plus any accrued but unpaid cumulative dividends, as applicable. Additional proceeds shall then be distributed to holders of Series B Preferred Stock at the Original Issue Price per share and then to the holders of Series A Preferred Stock at the Original Issue Price per share plus the accrued but unpaid cumulative dividends before any payment shall be made to the holders of common stock. Any additional proceeds thereafter shall be distributed on a pro-rata
basis to holders of preferred and common stock.
2009 Stock Incentive Plan
The Company has authorized the issuance of 45,072,120 shares under its 2009 Stock Incentive Plan (the “Plan”). Under the Plan, the Board may grant incentive and nonqualified stock options to purchase shares of the Company’s common stock to employees and other recipients as determined by the Board. The exercise price per share for an option granted to employees owning stock representing more than 10% of the Company at the time of the grant cannot be less than 110% of the fair market value. Incentive and nonqualified stock options granted to all persons shall be granted at a price no less than 100% of the fair market value and any price determined by the Board, respectively. Options expire no more than ten years after the date of grant. Incentive stock options to employees owning more than 10% of the Company expire no more than five years after the date of grant. The vesting of stock options is determined by the Board. Generally, the options vest over a four-year period at a rate of 25% one year following the date of grant, with the remaining shares vesting equally on a monthly basis over the subsequent thirty-six
months. Stock options are valued based on a hybrid approach combining first a valuation approach (based on initial public offerings transactions and a market approach—option pricing model), and secondly an equity allocation method.
Warrant and Option Valuation
The Company has computed the fair value of warrants and options granted using the Black-Scholes option pricing model. The expected term used for warrants and options issued to non-employees
is the contractual life and the expected term used for options issued to employees and directors is the estimated period that options granted are expected to be outstanding. The Company utilizes the “simplified” method to develop an estimate of the expected term of “plain vanilla” grants for stock options. The Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon
bonds with a remaining term consistent with the expected term of the instrument being valued. The Company’s stock price is derived from a 409a valuation.
Warrants Outstanding
The following table presents information related to common stock warrants for the three months ended March 31, 2023:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding and exercisable, December 31, 2022	5,190,325	$0.13	3.32
Warrants issued	117,646	0.88	—
Warrants exercised	—	—	—
Warrants expired/cancelled	—	—	—

Outstanding and exercisable, March 31, 2023	5,307,971	$0.14	3.12

The intrinsic value of the common stock warrants as of March 31, 2023 was $565,739.
The following table presents information related to Series B preferred stock warrants for the year ended March 31, 2023:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding and exercisable, December 31, 2022	821,253	$0.22	4.16
Warrants issued	—	—	—
Warrants exercised	—	—	—
Warrants expired/cancelled	—	—	—

Outstanding and exercisable, March 31, 2023	821,253	$0.22	3.92

The intrinsic value of the Series B warrants as of March 31, 2023 was $0.

The following table presents information related to Series
C-1
preferred stock warrants for the year ended March 31, 2023:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding and exercisable, December 31, 2022	2,936,933	$0.16	9.73
Warrants issued	—	—	—
Warrants exercised	—	—	—
Warrants expired/cancelled	—	—	—

Outstanding and exercisable, March 31, 2023	2,936,933	$0.16	9.49

The intrinsic value of the Series
C-1
warrants as of March 31, 2023 was $29,369.
Option Activity and Summary
A summary of the option activity during the three months ended March 31, 2023 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Aggregate Intrinsic Value
Outstanding, December 31, 2022	36,320,980	$0.13	8.07	$1,083,492
Granted	1,250,000	0.16
Exercised	—	—
Expired/Cancelled	(200,000)	0.11

Outstanding, March 31, 2023	37,370,980	$0.13	7.91	$1,073,492

Vested/Exercisable, March 31, 2023	16,163,949	$0.12	6.88	$569,604

The weighted average fair value of the options granted during the three months ended March 31, 2023 was $0.12 per share, based on a Black Scholes option pricing model using the following assumptions:

Expected volatility	76.3%
Expected term of option	6 years
Range of risk-free interest rate	3.55% -3.75%
Dividend yield	—
During the three months ended March 31, 2023 and 2002, the Company recorded stock-based compensation expense for options in the amount of $180,509 and $172,183, respectively. As of March 31, 2023, there was approximately $1.93 million of total unrecognized compensation expense related to unvested stock options, which will be recognized over the weighted-average remaining vesting period of 2.2 years.

NOTE 11 —MEZZANINE EQUITY AND STOCKHOLDERS’ DEFICIT
Authorized Capital
In September 2022, the Company filed the Fourth Amended and Restated Certificate of Incorporation (the “Restated Certificate”). Such Restated Certificate shall, among other things: (i) terminate the Series C Convertible Preferred Stock, par value $0.001 per share, (ii) create a new Series
C-1
Convertible Preferred Stock, par value $0.001 per share, having the terms set forth in the Restated Certificate; and (iii) create a new Series
C-2
Convertible Preferred Stock, par value $0.001 per share. As of December 31, 2022, the total amount of shares of stock which the Company had authority to issue was 240,000,000 shares of common stock with a par value of $0.001 per share, and 171,090,521 shares of Preferred Stock, with 19,968,051 designated to Series A Convertible Preferred Stock (“Series A Preferred Stock”), and 34,622,470 designated to Series B Convertible Preferred Stock (“Series B Preferred Stock”), and 41,000,000 designated to Series
C-1
Convertible Preferred Stock (“Series
C-1
Preferred Stock”), and 75,500,000 designated to Series
C-2
Convertible Preferred Stock (“Series
C-2
Preferred Stock”).
Common Stock
Each share of common stock is entitled to one vote at all meetings of stockholders provided that, except as otherwise required by law, holders of common stock shall not be entitled to vote on any amendment to the
Certificate of Incorporation that relates solely to the terms of one or more outstanding series of preferred stock if the holders of such affected series are entitled, either separately or together with the holders of one or more other such series, to vote thereon pursuant to the Certificate of Incorporation.
Preferred Stock
Since the preferred stock may be redeemed at the option of the holder, but is not mandatorily redeemable, the redeemable preferred stock has been classified as mezzanine equity and initially recognized at fair value of the proceeds on the date of issuance less issuance costs.
Series A Preferred Stock, Series
C-1
Preferred Stock, and Series
C-2
Preferred Stock accrue cumulative dividends at a per annum rate of 7% calculated on the original issue price of $0.2203, $0.2130, and $0.1712 per share (the “Original Issue Price”), respectively. Such dividends accrue on each share of preferred stock commencing on the date of issuance. Accrued dividends are not to be paid, other than upon a liquidation event or a redemption of the preferred stock unless so declared by the Board, in which case the dividends so declared and paid shall reduce the dividends accrued on the preferred stock. In addition, in the event the Company pays a dividend on its common stock, it must first pay accrued dividends on preferred stock and then pay a dividend equivalent to the dividend on its common stock. As of December 31, 2022, the Company has accrued dividends of $3,254,803, $9,470, and $239,104 for Series A Preferred Stock, Series
C-1
Preferred Stock and Series
C-2
Preferred Stock, respectively. As of December 31, 2021, the Company has accrued dividends of $2,946,876 for Series A Preferred Stock. The Company accrued dividends of $307,927, $9,470, and $239,104 for Series A Preferred Stock, Series
C-1
Preferred Stock, and Series
C-2
Preferred Stock during the year ended December 31, 2022.
During the year ended December 31, 2022, 883,536 shares of Preferred Series B shares were issued due to the exercise of Preferred Series B warrants. The gross proceeds were $97,189.
On September 23, 2022, the Company offered investors the chance to purchase Series
C-1
Preferred units, consisting of 1 share of Series
C-1
and a certain number of Preferred Series
C-1
warrants depending on when the investor participated in the raise. During the year ended December 31, 2022, the Company issued 4,996,796 shares of Preferred Series
C-1
and 3,030,830 Preferred Series
C-1
warrants for proceeds of $1,064,317. The warrants were valued using the Black Scholes Model, using a dividend rate of 7.00%. The warrants vest immediately, have an exercise price of $0.16, and have an expiration date of September 22, 2032. The fair value of the warrants was $312,088, which are accounted for as issuance costs and as a reduction of Preferred Series
C-1
on the balance sheet.
During the year ended December 31, 2022, 93,897 shares of Preferred Series
C-1
shares were issued due to the exercise of Preferred Series
C-1
warrants. The gross proceeds were $10,329.
Each share of preferred stock is convertible into one share of common stock at any time, at the holder’s option, subject to adjustments for stock dividends, splits, combinations, certain issuances at prices below the issue price of preferred stock, and certain other events. Holders of preferred stock are entitled to cast the number of votes equal to the number of shares of common stock into which shares are convertible. The holders of Series A Preferred Shares, exclusively and as a separate class, are entitled to elect one director of the Company. The holders of common stock, exclusively and as a separate class, are entitled to elect one director of the Company who must be the then-sitting Chief Executive Officer of the Company and one director shall be selected and nominated by the then-sitting directors of the Company.
In the event of any distributions in cash or other property prior to a Deemed Liquidation Event as defined in the Restated Certificate, 70% of the distributions shall be paid ratably to the holders of Series B Preferred Stock, before any payment made to the holders of Series
C-1
Preferred Stock, Series
C-2
Preferred Stock, Series A Preferred Stock and common stock.

In the event of the liquidation or dissolution of the Company, the holders of Series
C-1
Preferred Stock and Series
C-2
Preferred Stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to the Company’s stockholders before any payment shall be made to the holders of Series A Preferred Stock, Series B Preferred Stock and common stock at the Original Issue Price per share plus any accrued but unpaid cumulative dividends, as applicable. Additional proceeds shall then be distributed to holders of Series B Preferred Stock at the Original Issue Price per share and then to the holders of Series A Preferred Stock at the Original Issue Price per share plus the accrued but unpaid cumulative dividends before any payment shall be made to the holders of common stock. Any additional proceeds thereafter shall be distributed on a pro-rata
basis to holders of preferred and common stock.
Issuances and Repurchase of Common Stock
In September of 2021, the Company entered into an agreement with two angel investors associated with pre-IPO
private fund raising, IPO preparation and successful IPO in exchange for common shares of the Company in the amount of 15,970,178 shares and 15,970,177 shares respectively. The proceeds for the issuance of these shares was $3,194. The agreement with each contained certain time-based events or milestones that if not met would allow the company to repurchase some or all of the shares described above. During year ended December 31, 2022, per the terms of the agreement, the Company repurchased 22,940,355 shares for $2,294. Upon repurchase, these shares were retired by the Company.
During the year ended December 31, 2022, the Company issued 203,666 shares with a fair value of $26,477 in exchange for services.
2009 Stock Incentive Plan
The Company has authorized the issuance of 45,072,120 shares under its 2009 Stock Incentive Plan (the “Plan”). Under the Plan, the Board may grant incentive and nonqualified stock options to purchase shares of the Company’s common stock to employees and other recipients as determined by the Board. The exercise price per share for an option granted to employees owning stock representing more than
10
% of the Company at the time of the grant cannot be less than 110% of the fair market value. Incentive and nonqualified stock options granted to all persons shall be granted at a price no less than 100% of the fair market value and any price determined by the Board, respectively. Options expire no more than ten
years after the date of grant. Incentive stock options to employees owning more than
10
% of the Company expire no more than
five
years after the date of grant. The vesting of stock options is determined by the Board. Generally, the options vest over a four
-year period at a rate of 25% one year following the date of grant, with the remaining shares vesting equally on a monthly basis over the subsequent thirty-six
months. Stock options are valued based on a hybrid approach combining first a valuation approach (based on initial public offerings transactions and a market approach - option pricing model), and secondly an equity allocation method.
Warrant and Option Valuation
The Company has computed the fair value of warrants and options granted using the Black-Scholes option pricing model. The expected term used for warrants and options issued to non-employees
is the contractual life and the expected term used for options issued to employees and directors is the estimated period that options granted are expected to be outstanding. The Company utilizes the “simplified” method to develop an estimate of the expected term of “plain vanilla” grants for stock options. The Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon
bonds with a remaining term consistent with the expected term of the instrument being valued. The Company’s stock price is derived from a 409a valuation.

Warrants Outstanding
The following table presents information related to common stock warrants for the year ended December 31, 2022:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding and exercisable, December 31, 2021	1,758,975	$0.46	2.38
Warrants issued	3,771,592	0.01	—
Warrants exercised	(340,242)	0.11	—
Warrants expired/cancelled	—	—	—

Outstanding and exercisable, December 31, 2022	5,190,325	$0.13	3.32

During the year ended December 31, 2022, the Company offered all holders of warrants an opportunity to exercise at $0.11 per share regardless of the contractual exercise price set forth in each warrant. In connection with this one-time
special warrant exercise offer program, 340,243 shares of common stock were issued in exchange for $37,426. In connection with the issuance of the January 2022 Convertible Notes, the Company issued 3,771,592 warrants at an exercise price of $0.01 and a
5
year term with immediate vesting.
The following table presents information related to Series B preferred stock warrants for the year ended December 31, 2022:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding and exercisable, December 31, 2021	1,704,789	$0.22	5.07
Warrants issued	—	—	—
Warrants exercised	(883,536)	0.11	—
Warrants expired/cancelled	—	—	—

Outstanding and exercisable, December 31, 2022	821,253	$0.22	4.16

During the year ended December 31, 2022, the Company offered all holders of warrants an opportunity to exercise at $0.11 per share regardless of the contractual exercise price set forth in each warrant. In connection with this one-time
special warrant exercise offer program, 883,536 shares of Series B preferred stock were issued in exchange for $97,189.
The following table presents information related to Series
C-1
preferred stock warrants for the year ended December 31, 2022:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding and exercisable, December 31, 2021	—	$—	—
Warrants issued	3,030,830	0.16	—
Warrants exercised	(93,897)	0.11	—
Warrants expired/cancelled	—	—	—

Outstanding and exercisable, December 31, 2022	2,936,933	$0.16	9.73

During the year ended December 31, 2022, the Company offered all holders of warrants an opportunity to exercise at $0.11 per share regardless of the contractual exercise price set forth in each warrant. In connection with this one-time
special warrant exercise offer program, 93,897 shares of Series
C-1
preferred stock were issued in exchange for $10,329.
Option Activity and Summary
A summary of the option activity during the year ended December 31, 2022 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Aggregate Intrinsic Value
Outstanding, December 31, 2021	34,990,469	$0.13	8.92	$106,429
Granted	4,350,000	0.15
Exercised	(9,075)	0.14
Expired/Cancelled	(3,010,414)	0.13

Outstanding, December 31, 2022	36,320,980	$0.13	8.07	$1,083,492

Vested/Exercisable, December 31, 2022	14,578,490	$0.12	6.85	$527,441

The weighted average fair value of the options granted during the years ended December 31, 2022 and 2021 was $0.10 and $0.09 per share, respectively, based on a Black Scholes option pricing model using the following assumptions:

	2022	2021
Range of expected volatility	76.3% - 82.4%	82.4%
Expected term of option	6 years	6 years
Range of risk-free interest rate	1.82% - 3.04%	0.74% - 1.38%
Dividend yield	—	—
During the year ended December 31, 2022 and 2001, the Company recorded stock-based compensation expense for options in the amount of $609,891 and $246,799, respectively. As of December 31, 2022, there was approximately $2 million of total unrecognized compensation expense related to unvested stock options, which will be recognized over the weighted-average remaining vesting period of 2.35 years.